Cover - shares	12 Months Ended
	Dec. 31, 2021	Apr. 29, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39789
Entity Registrant Name	FUSION FUEL GREEN PLC
Entity Central Index Key	0001819794
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 T380
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG
Auditor Location	Dublin, Ireland
Auditor Firm ID	1116
Class Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares,
Trading Symbol	HTOO
Security Exchange Name	NASDAQ
Warrants To Purchase Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	HTOOW
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding		10,993,722
Class B Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding		2,125,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 T380
City Area Code	+353
Local Phone Number	1 920 1000
Contact Personnel Name	Frederico Figueira de Chaves